AB Select US Long/Short Portfolio

Portfolio of Investments

March 31, 2024 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 77.6%
Information Technology – 19.6%
Communications Equipment – 1.1%
Motorola Solutions, Inc.	44,507	$15,799,095

IT Services – 0.7%
International Business Machines Corp.	48,860	9,330,305

Semiconductors & Semiconductor Equipment – 6.6%
Advanced Micro Devices, Inc.(a)	34,035	6,142,977
Applied Materials, Inc.	38,813	8,004,405
Broadcom, Inc.	15,217	20,168,764
NVIDIA Corp.	50,921	46,010,179
NXP Semiconductors NV	61,885	15,333,246

		95,659,571

Software – 7.2%
Adobe, Inc.(a)	17,934	9,049,497
Microsoft Corp.(b)	168,931	71,072,650
Oracle Corp.(b)	63,849	8,020,073
Salesforce, Inc.	49,645	14,952,081

		103,094,301

Technology Hardware, Storage & Peripherals – 4.0%
Apple, Inc.(b)	304,669	52,244,640
Dell Technologies, Inc. - Class C	24,675	2,815,664
Epic Games, Inc.(a) (c) (d)	5,074	3,199,589

		58,259,893

		282,143,165

Financials – 13.6%
Banks – 3.8%
Bank of America Corp.	269,162	10,206,623
Fifth Third Bancorp	175,763	6,540,141
JPMorgan Chase & Co.	90,029	18,032,809
Wells Fargo & Co.(b)	336,605	19,509,626

		54,289,199

Capital Markets – 3.0%
Charles Schwab Corp. (The)	97,117	7,025,444
Goldman Sachs Group, Inc. (The)	59,496	24,850,884
Jefferies Financial Group, Inc.	249,597	11,007,228

		42,883,556

Consumer Finance – 0.9%
American Express Co.	22,679	5,163,782
Capital One Financial Corp.	51,805	7,713,246
Stripe, Inc.(a) (c) (d)	24,598	640,778

		13,517,806

Financial Services – 4.6%
Apollo Global Management, Inc.	83,189	9,354,603
Berkshire Hathaway, Inc. - Class B(a)	94,414	39,702,975

Company	Shares	U.S. $ Value

Visa, Inc. - Class A(b)	64,010	$17,863,911

		66,921,489

Insurance – 1.3%
Allstate Corp. (The)	34,788	6,018,672
American International Group, Inc.	63,914	4,996,157
Progressive Corp. (The)	36,162	7,479,025

		18,493,854

		196,105,904

Health Care – 10.5%
Biotechnology – 1.3%
AbbVie, Inc.	66,303	12,073,776
Amgen, Inc.	25,493	7,248,170

		19,321,946

Health Care Equipment & Supplies – 2.0%
Abbott Laboratories	152,241	17,303,712
Stryker Corp.	31,515	11,278,273

		28,581,985

Health Care Providers & Services – 3.0%
Cigna Group (The)	37,700	13,692,263
HCA Healthcare, Inc.	50,332	16,787,232
UnitedHealth Group, Inc.	26,083	12,903,260

		43,382,755

Life Sciences Tools & Services – 1.2%
Thermo Fisher Scientific, Inc.	30,566	17,765,265

Pharmaceuticals – 3.0%
Eli Lilly & Co.	18,228	14,180,655
Johnson & Johnson(b)	84,204	13,320,231
Merck & Co., Inc.	114,180	15,066,051

		42,566,937

		151,618,888

Communication Services – 10.4%
Diversified Telecommunication Services – 1.0%
AT&T, Inc.	334,622	5,889,347
Comcast Corp. - Class A	176,491	7,650,885

		13,540,232

Entertainment – 2.7%
Cinemark Holdings, Inc.(a) (e)	413,851	7,436,903
Electronic Arts, Inc.	62,866	8,340,432
Netflix, Inc.(a)	13,483	8,188,630
Walt Disney Co. (The)(b)	122,886	15,036,331

		39,002,296

Interactive Media & Services – 5.2%
Alphabet, Inc. - Class A(a)	266,422	40,211,072
Meta Platforms, Inc. - Class A(b)	59,758	29,017,290

Company	Shares	U.S. $ Value

Pinterest, Inc. - Class A(a)	91,142	$3,159,893
ZoomInfo Technologies, Inc.(a)	183,461	2,940,880

		75,329,135

Media – 0.6%
Liberty Media Corp-Liberty SiriusXM - Class A(a)	298,689	8,871,063

Wireless Telecommunication Services – 0.9%
T-Mobile US, Inc.	82,076	13,396,445

		150,139,171

Industrials – 5.9%
Aerospace & Defense – 1.5%
Howmet Aerospace, Inc.	56,485	3,865,269
Northrop Grumman Corp.	23,661	11,325,574
RTX Corp.	65,053	6,344,619

		21,535,462

Building Products – 0.3%
Trane Technologies PLC	12,599	3,782,220

Construction & Engineering – 0.2%
WillScot Mobile Mini Holdings Corp.(a)	76,349	3,550,229

Electrical Equipment – 0.2%
Rockwell Automation, Inc.	10,374	3,022,257

Ground Transportation – 2.0%
CSX Corp.	224,827	8,334,337
Norfolk Southern Corp.	38,584	9,833,904
Uber Technologies, Inc.(a)	35,868	2,761,477
Union Pacific Corp.	31,777	7,814,918

		28,744,636

Industrial Conglomerates – 0.9%
Honeywell International, Inc.	62,670	12,863,017

Machinery – 0.8%
Parker-Hannifin Corp.	20,290	11,276,979

		84,774,800

Consumer Discretionary – 5.0%
Broadline Retail – 2.4%
Amazon.com, Inc.(a) (b)	192,134	34,657,131

Hotels, Restaurants & Leisure – 1.1%
Booking Holdings, Inc.	4,255	15,436,629

Household Durables – 0.2%
Lennar Corp. - Class A	20,683	3,557,062

Leisure Products – 0.2%
Mattel, Inc.(a)	171,418	3,395,791

Specialty Retail – 1.1%
Home Depot, Inc. (The)(b)	30,501	11,700,183

Company	Shares	U.S. $ Value

Wayfair, Inc. - Class A(a) (e)	63,095	$4,282,889

		15,983,072

		73,029,685

Energy – 5.0%
Energy Equipment & Services – 0.7%
Schlumberger NV	193,083	10,582,879

Oil, Gas & Consumable Fuels – 4.3%
Chevron Corp.(b)	86,069	13,576,524
EOG Resources, Inc.(b)	131,460	16,805,847
Exxon Mobil Corp.	171,676	19,955,618
Occidental Petroleum Corp.	168,922	10,978,241

		61,316,230

		71,899,109

Consumer Staples – 4.7%
Beverages – 1.4%
PepsiCo, Inc.	113,258	19,821,283

Consumer Staples Distribution & Retail – 1.9%
Costco Wholesale Corp.	11,487	8,415,721
Target Corp.	65,382	11,586,344
Walmart, Inc.	124,358	7,482,621

		27,484,686

Household Products – 1.2%
Procter & Gamble Co. (The)	102,137	16,571,728

Personal Care Products – 0.2%
Estee Lauder Cos., Inc. (The) - Class A	22,810	3,516,161

		67,393,858

Utilities – 2.0%
Electric Utilities – 2.0%
NextEra Energy, Inc.	159,689	10,205,724
PPL Corp.	702,493	19,339,632

		29,545,356

Materials – 0.9%
Chemicals – 0.9%
Sherwin-Williams Co. (The)	36,097	12,537,571

Total Common Stocks (cost $947,284,765)		1,119,187,507

WARRANTS – 0.0%
Financials – 0.0%
Financial Services – 0.0%
Pershing Square Holdings Ltd., - Class A, expiring 07/24/2025(a) (c) (d) (cost $52,400)	9,228	0

Company	Shares	U.S. $ Value

RIGHTS – 0.0%
Financials – 0.0%
Financial Services – 0.0%
Pershing Square Holdings Ltd.(a) (c) (d) (cost $0)	4,614	$0

SHORT-TERM INVESTMENTS – 21.9%
Investment Companies – 21.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.21%(f) (g) (h) (cost $315,557,479)	315,557,479	315,557,479

Total Investments Before Securities Sold Short – 99.5% (cost $1,262,894,644)		1,434,744,986

SECURITIES SOLD SHORT – (2.4)%
INVESTMENT COMPANIES – (1.4)%
Funds and Investment Trusts – (1.4)%(g)
Invesco CurrencyShares Euro Currency Trust	(46,569)	(4,643,395)
iShares 20+ Year Treasury Bond ETF	(165,626)	(15,671,532)

Total Investment Companies (proceeds $21,043,899)		(20,314,927)

COMMON STOCKS – (1.0)%
Consumer Discretionary – (0.2)%
Automobiles – (0.1)%
Lucid Group, Inc.(a)	(120,889)	(344,534)
Rivian Automotive, Inc. - Class A(a)	(39,435)	(431,813)

		(776,347)

Hotels, Restaurants & Leisure – (0.1)%
Airbnb, Inc. - Class A(a)	(12,632)	(2,083,775)

Specialty Retail – 0.0%
GameStop Corp. - Class A(a)	(26,443)	(331,066)
Stitch Fix, Inc. - Class A(a)	(138,856)	(366,580)

		(697,646)

		(3,557,768)

Financials – (0.2)%
Capital Markets – (0.1)%
Ares Capital Corp.	(59,267)	(1,233,939)

Financial Services – 0.0%
Western Union Co. (The)	(35,998)	(503,252)

Insurance – 0.0%
Lemonade, Inc.(a)	(31,711)	(520,377)

Mortgage Real Estate Investment Trusts (REITs) – (0.1)%
Blackstone Mortgage Trust, Inc. - Class A	(51,281)	(1,021,005)

		(3,278,573)

Company	Shares	U.S. $ Value

Industrials – (0.2)%
Machinery – (0.1)%
Snap-on, Inc.	(3,076)	$(911,173)
Stanley Black & Decker, Inc.	(6,578)	(644,183)

		(1,555,356)

Trading Companies & Distributors – (0.1)%
Watsco, Inc.	(2,651)	(1,145,153)

		(2,700,509)

Real Estate – (0.2)%
Hotel & Resort REITs – (0.1)%
Chatham Lodging Trust	(70,132)	(709,034)

Retail REITs – (0.1)%
Acadia Realty Trust	(52,918)	(900,135)
Agree Realty Corp.	(10,538)	(601,931)

		(1,502,066)

		(2,211,100)

Information Technology – (0.2)%
Electronic Equipment, Instruments & Components – (0.1)%
Amphenol Corp. - Class A	(10,767)	(1,241,974)

Software – (0.1)%
Unity Software, Inc.(a)	(34,886)	(931,456)

		(2,173,430)

Communication Services – 0.0%
Interactive Media & Services – 0.0%
Snap, Inc. - Class A(a)	(54,030)	(620,264)

Total Common Stocks (proceeds $15,356,739)		(14,541,644)

Total Securities Sold Short (proceeds $36,400,638)		(34,856,571)

Total Investments, Net of Securities Sold Short – 97.1% (cost $1,226,494,006)(i)		1,399,888,415 (j)
Other assets less liabilities – 2.9%		42,216,986

Net Assets – 100.0%		$1,442,105,401

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Sold Contracts
S&P 500 E-Mini Futures	65	June 2024	$17,252,625	$(63,082)

(a)	Non-income producing security.
(b)	Position, or a portion thereof, has been segregated to collateralize short sales.
(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(d)	Fair valued by the Adviser.
(e)	Represents entire or partial securities out on loan.
(f)	Affiliated investments.
(g)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(h)	The rate shown represents the 7-day yield as of period end.
(i)

As of March 31, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $181,179,133 and gross unrealized depreciation of investments was $(7,847,806), resulting in net unrealized appreciation of $173,331,327.

(j)

On March 29, 2024, the Fund and U.S. stock exchanges were closed for business due to a U.S. holiday but the foreign markets remained open for trading. The Fund valued its foreign securities using the closing market prices from the respective foreign markets as of March 28, 2024 for financial reporting purposes.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ETF – Exchange Traded Fund

REIT – Real Estate Investment Trust

AB Select US Long/Short Portfolio

March 31, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2024:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Common Stocks:
Information Technology	$278,943,576	$—	$3,199,589		$282,143,165
Financials	195,465,126	—	640,778		196,105,904
Health Care	151,618,888	—	—		151,618,888
Communication Services	150,139,171	—	—		150,139,171
Industrials	84,774,800	—	—		84,774,800
Consumer Discretionary	73,029,685	—	—		73,029,685
Energy	71,899,109	—	—		71,899,109
Consumer Staples	67,393,858	—	—		67,393,858
Utilities	29,545,356	—	—		29,545,356
Materials	12,537,571	—	—		12,537,571
Warrants	—	—	0	(a)	—
Rights	—	—	0	(a)	—
Short-Term Investments	315,557,479	—	—		315,557,479

Investments in Securities:	Level 1	Level 2	Level 3		Total
Liabilities:
Investment Companies	$(20,314,927)	$—	$—		$(20,314,927)
Common Stocks:
Consumer Discretionary	(3,557,768)	—	—		(3,557,768)
Financials	(3,278,573)	—	—		(3,278,573)
Industrials	(2,700,509)	—	—		(2,700,509)
Real Estate	(2,211,100)	—	—		(2,211,100)
Information Technology	(2,173,430)	—	—		(2,173,430)
Communication Services	(620,264)	—	—		(620,264)

Total Investments in Securities	1,396,048,048	—	3,840,367	(a)	1,399,888,415
Other Financial Instruments(b):
Assets	—	—	—		—
Liabilities:
Futures	(63,082)	—	—		(63,082)

Total	$1,395,984,966	$—	$3,840,367	(a)	$1,399,825,333

(a)	The Fund held securities with zero market value at period end.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended March 31, 2024 is as follows:

Fund	Market Value 06/30/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 03/31/2024 (000)	Dividend Income (000)
Government Money Market Portfolio	$388,787	$911,145	$984,375	$315,557	$17,676